Document and Entity Information	Dec. 13, 2022
Cover [Abstract]
Entity Registrant Name	JONES FINANCIAL COMPANIES LLLP
Amendment Flag	false
Entity Central Index Key	0000815917
Document Type	8-K
Document Period End Date	Dec. 13, 2022
Entity Incorporation State Country Code	MO
Entity File Number	0-16633
Entity Tax Identification Number	43-1450818
Entity Address, Address Line One	12555 Manchester Road
Entity Address, City or Town	Des Peres
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63131
City Area Code	(314)
Local Phone Number	515-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false